Financial Risk Management - Summary of Aging Analysis of Gross Values by Risk Category (Detail) kr in Millions	Dec. 31, 2019 SEK (kr)
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 7,427
Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,821
Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	1,215
Later than 6 months and not later than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	944
Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,447
Country risk Low [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	1,912
Country risk Low [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	1,347
Country risk Low [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	125
Country risk Low [member] | Later than 6 months and not later than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	127
Country risk Low [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	313
Country risk medium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	3,035
Country risk medium [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	891
Country risk medium [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	725
Country risk medium [member] | Later than 6 months and not later than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	600
Country risk medium [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	819
Country risk high [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,480
Country risk high [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	583
Country risk high [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	365
Country risk high [member] | Later than 6 months and not later than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	217
Country risk high [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 1,315